Operating expenses - Additional Information (Details) € in Thousands, $ in Millions	4 Months Ended	6 Months Ended
	Jun. 30, 2021 USD ($) employee	Jun. 30, 2022 EUR (€) employee	Jun. 30, 2021 EUR (€) employee
Disclosure Of Operating Expenses [Line Items]
Percentage of increase in employee benefit expense		(15.00%)
Increase in employee benefit expense		€ (1,100)
Number of employees | employee	98	103	98
Expense from share-based payment transactions with employees		€ 1,360	€ 1,398
Termination of PharmaEngine collaboration agreement, NBTXR3
Disclosure Of Operating Expenses [Line Items]
Contractual commitments, payment | $	$ 6.5
R&D
Disclosure Of Operating Expenses [Line Items]
Increase in purchases, sub-contracting and other expenses		€ 1,200
Percentage of increase in employee benefit expense		6.00%
Increase in employee benefit expense		€ 300
Number of employees | employee		73
SG&A
Disclosure Of Operating Expenses [Line Items]
Percentage of increase in employee benefit expense		8.00%
Increase in employee benefit expense		€ 400
Increase in purchases, fees, and other expenses		€ 900
Number of employees | employee		30